PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	$ 54	$ 93
Property, plant and equipment at end of period	49	54
Exploration Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	15	19
Property, plant and equipment at end of period	29	15
Computer Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	3	3
Property, plant and equipment at end of period	2	3
Computer Software
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	36	71
Property, plant and equipment at end of period	18	36
Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	193	190
Additions	20	3
Property, plant and equipment at end of period	213	193
Cost | Exploration Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	47	47
Additions	20
Property, plant and equipment at end of period	67	47
Cost | Computer Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10	7
Additions		3
Property, plant and equipment at end of period	10	10
Cost | Computer Software
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	136	136
Property, plant and equipment at end of period	136	136
Accumulated Depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	139	97
Depreciation	25	42
Property, plant and equipment at end of period	164	139
Accumulated Depreciation | Exploration Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	32	28
Depreciation	6	4
Property, plant and equipment at end of period	38	32
Accumulated Depreciation | Computer Equipment
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	7	4
Depreciation	1	3
Property, plant and equipment at end of period	8	7
Accumulated Depreciation | Computer Software
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	100	65
Depreciation	18	35
Property, plant and equipment at end of period	$ 118	$ 100